Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Name of Subsidiary or Consolidated Entity	Staged for Success, LLC
Place of Formation/Incorporation (Jurisdiction)	USA
Date of Incorporation	Feb. 19, 2009
Attributable Interest	100.00%